Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 286,312	$ 479,501
Term deposits	6,646	5,508
Restricted cash	296	310
Marketable securities	2,572	5,010
Accounts receivable and other	80,987	78,344
Inventories	137,885	168,844
Total current assets	514,698	737,517
Restricted cash	13,449	12,617
Other assets	10,592	10,285
Defined benefit pension plan	9,120	9,919
Property, plant and equipment	3,988,476	4,227,397
Goodwill	92,591	92,591
Total assets	4,628,926	5,090,326
Current liabilities
Accounts payable and accrued liabilities	140,878	110,541
Current portion of asset retirement obligations	824	3,489
Current liabilities	141,702	114,030
Debt	595,977	593,783
Lease liability	6,538	110
Defined benefit pension plan	14,375	13,599
Asset retirement obligations	93,319	96,195
Deferred income tax liabilities	429,929	549,127
Total liabilities	1,281,840	1,366,844
Equity
Share capital	3,007,924	3,007,924
Treasury stock	(10,104)	(11,056)
Contributed surplus	2,620,799	2,616,593
Accumulated other comprehensive loss	(24,494)	(21,350)
Deficit	(2,310,453)	(1,948,569)
Total equity attributable to shareholders of the Company	3,283,672	3,643,542
Attributable to non-controlling interests	63,414	79,940
Equity	3,347,086	3,723,482
Total liabilities and equity	$ 4,628,926	$ 5,090,326